Loans (Narative) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Loans [Abstract]
Real estate-construction loans, percentage	2.60%	2.00%
Loan balances net of unearned income	$ 619	$ 637